Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital [Abstract]
Common shares issued
Number issued

(number of shares)
2023 2022
Beginning of year 432,518,470 398,059,265
Issued:
Stock option plan [note 25] 1,657,282 401,955
Equity issuance (a) - 34,057,250
End of year 434,175,752 432,518,470